Deposits by Customers - Schedule of Deposits by Customers (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of deposits from customers [line items]
Deposits by customers	£ 195,135	£ 181,883
Demand and time deposits
Disclosure of deposits from customers [line items]
Deposits by customers	185,879	171,736
Amounts due to other Santander UK Group Holdings plc subsidiaries
Disclosure of deposits from customers [line items]
Deposits by customers	59	44
Amounts due to Santander UK Group Holdings plc
Disclosure of deposits from customers [line items]
Deposits by customers	7,883	8,869
Amounts Due to Fellow Banco Santander Subsidiaries and Joint Ventures
Disclosure of deposits from customers [line items]
Deposits by customers	£ 1,314	£ 1,234